OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

at December 31	2025	2024
(millions of Canadian $)

Net investment in leases (Note 9)	1,256	333
Fair value of derivative instruments (Note 27)	438	347
Contract assets (Note 6)	216	165
Cash provided as collateral	93	128
Prepaid expenses	82	86
Emissions credits	67	75
Regulatory assets (Note 12)	58	123
Other	165	82
	2,375	1,339